Other non-operating (expenses) income	12 Months Ended
Jun. 30, 2013
Other Income Disclosure, Nonoperating [Abstract]
Other Nonoperating Income By Component [Text Block]
17.	Other non-operating (expenses) income

	Years ended June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Continuing operations
Unrealized exchange (loss) gain	(2,717,886)	2,129,423	2,547,161	415,023
Others	1,538,027	2,632,915	2,688,008	437,971
	(1,179,859)	4,762,338	5,235,169	852,994